Loans and Allowance for Credit Losses, PCI, Accretable Yield (Details) - USD ($) $ in Millions	12 Months Ended			60 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in accretable yield related to PCI loans [Abstract]
Total, beginning of period	$ 16,301	$ 17,790	$ 17,392	$ 10,447
Addition of accretable yield due to acquisitions	27	0	0	132
Accretion into interest income	(1,365)	(1,429)	(1,599)	(11,184)
Accretion into noninterest income due to sales	(9)	(28)	(37)	(393)
Reclassification from nonaccretable difference for loans with improving credit-related cash flows	1,221	1,166	2,243	6,325
Changes in expected cash flows that do not affect nonaccretable difference	(4,959)	(1,198)	(209)	12,065
Total, end of period	$ 11,216	$ 16,301	$ 17,790	$ 17,392